Subsequent Events (Details) - Subsequent Event [Member]	Jan. 06, 2026 USD ($) $ / shares	Mar. 23, 2026 USD ($)	Mar. 23, 2026 CNY (¥)
Subsequent Events [Line Items]
Aggregate offering price | $	$ 219,375,000
Loan amount		$ 357,370	¥ 2.5
Interest rate		3.00%	3.00%
AC Sunshine Securities LLC [Member]
Subsequent Events [Line Items]
Shares par value (in Dollars per share) | $ / shares	$ 0.08